Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2025
Ordinary Shares
Schedule of activities of the Group's Class A ordinary shares and Class B ordinary shares

					Total of Class A ordinary
					shares and Class B ordinary
	Class A ordinary shares		Class B ordinary shares		shares
	(US$0.00005 par value)		(US$0.00005 par value)		(US$0.00005 par value)
	Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount
		US$		US$		US$
Balance as of December 31, 2023	504,387,299	25	70,205,300	4	574,592,599	29
Cancellation of Treasury	—	—	—	—	—	—
Conversion of Class B ordinary shares to Class A ordinary shares	—	—	—	—	—	—
Balance as of December 31, 2024	504,387,299	25	70,205,300	4	574,592,599	29
Cancellation of Treasury	(223,773)	—	—	—	(223,773)	—
Conversion of Class B ordinary shares to Class A ordinary shares	42,047	—	(42,047)	—	—	—
Issue of new shares	37,159,350	2	—	—	37,159,350	2
Balance as of December 31, 2025	541,364,923	27	70,163,253	4	611,528,176	31